SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JANUARY 2003

           THE GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

01-02    GER     700     4.7614       5.56	       Weeden & Co.
01-03    " "    2000     4.8070       5.56	       	""
01-06    " "    2000     4.7840       5.72	       	""
01-07    " "    1000     4.9000       5.61	       	""
01-08    " "     500     4.8400       5.38	       	""
01-09    " "    1000     4.8200       5.49	       	""
01-10    " "     500     4.9280       5.54	       	""
01-13    " "    3000     5.0500       5.60	       	""
01-14    " "    2000     5.0000       5.69	       	""
01-15    " "    6000     5.0500       5.60	       	""
01-16    " "    5000     4.9524       5.61	       	""
01-17    " "    2000     4.8400       5.42	       	""
01-21    " "    3000     4.7800       5.35		     	""
01-22    " "    2000     4.7100       5.23	       	""
01-23    " "    2500     4.6400       5.26	       	""
01-24    " "    2000     4.6045       5.12	       	""
01-27    " "    4000     4.5050       4.97	       	""
01-28    " "    1000     4.5000       5.00	       	""
01-29    " "    1500     4.4070       5.07	       	""
01-30    " "    2500     4.4700       4.99	       	""
01-31    " "    2000     4.4170       5.08	       	""




The Germany Fund, Inc.
    (Name of Registrant)
By Corinna Chan - Fund Administrator
Date of Statement          1/05/03